Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jun. 20, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Relating to the Grant of Certain Equity Awards

As described above, the Corporation does not have a policy regarding the composition or frequency of discretionary awards of stock options or other forms of equity-based compensation. The Compensation Committee may consider and approve annual, interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the Compensation Committee. The Compensation Committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

In 2025, Mr. Schmidt, Mr. Davies, Mr. McNamara and Mr. Tuozzolo each received an award of stock options due to their service on the Board, as described below under the section entitled “Directors’ Compensation For Fiscal 2025.” In addition, Dr.

Vinciarelli, Mr. Schmidt, Mr. Davies, Mr. McNamara and Mr. Tuozzolo each received an award of stock options as part of an annual merit increase. Consistent with our usual practice, the stock options awarded to Mr. Schmidt, Mr. Davies, Mr. McNamara and Mr. Tuozzolo for their service on the Board were granted on June 20, 2025, the date of the 2025 Annual Meeting of Stockholders. The grant date for those stock options was within the period beginning four business days before the filing of a Current Report on Form 8-K on June 23, 2025 that disclosed the voting results from our 2025 Annual Meeting of Stockholders and ending one business day after the filing of such report. Although we do not deem the information contained in such Current Report on Form 8-K to be material, we have included the tabular disclosure that would be required under Item 402(x) of the SEC’s Regulation S-K in the event such information was deemed to be material.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information (%)

James F. Schmidt	6/20/2025	4,539	44.07	107,224	(1.3)
Philip D. Davies	6/20/2025	4,539	44.07	107,224	(1.3)
Michael S. McNamara	6/20/2025	4,539	44.07	107,224	(1.3)
Claudio Tuozzolo	6/20/2025	4,539	44.07	107,224	(1.3)

Award Timing Method	The Compensation Committee may consider and approve annual, interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the Compensation Committee.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
James F. Schmidt [Member]
Awards Close in Time to MNPI Disclosures
Name		James F. Schmidt
Underlying Securities | shares		4,539
Exercise Price | $ / shares		$ 44.07
Fair Value as of Grant Date | $		$ 107,224
Underlying Security Market Price Change | Rate		(1.30%)
Philip D. Davies [Member]
Awards Close in Time to MNPI Disclosures
Name		Philip D. Davies
Underlying Securities | shares		4,539
Exercise Price | $ / shares		$ 44.07
Fair Value as of Grant Date | $		$ 107,224
Underlying Security Market Price Change | Rate		(1.30%)
Michael S. McNamara [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael S. McNamara
Underlying Securities | shares		4,539
Exercise Price | $ / shares		$ 44.07
Fair Value as of Grant Date | $		$ 107,224
Underlying Security Market Price Change | Rate		(1.30%)
Claudio Tuozzolo [Member]
Awards Close in Time to MNPI Disclosures
Name		Claudio Tuozzolo
Underlying Securities | shares		4,539
Exercise Price | $ / shares		$ 44.07
Fair Value as of Grant Date | $		$ 107,224
Underlying Security Market Price Change | Rate		(1.30%)